Components of Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets:
Allowance for doubtful accounts	$ 2,035	$ 2,035
Accrued vacation	85,081	131,302
Accrued personal property tax	4,048	37,012
Total current deferred tax assets	91,164	170,349
Non-current deferred tax assets
Net operating losses	18,229,887	13,674,825
Depreciation and amortization	162,344	15,935
Other	171	171
Total non-current deferred tax assets	18,392,402	13,690,931
Total deferred tax assets	18,483,566	13,861,280
Less: Valuation allowance	(18,483,566)	(13,861,280)
Net deferred tax assets	$ 0	$ 0